LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Schedule of Warrant Activity (Details) - shares		12 Months Ended
	Oct. 08, 2021	Dec. 31, 2021
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		12,416,621
Warrants exercised (in shares)		955,374
Warrants or rights at end of period (in shares)		11,461,247
Legacy ESS
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		2,560,568
Warrants issued (in shares)		22,021,284
Warrants exercised (in shares)		24,581,852
Warrants or rights at end of period (in shares)		0
Common Stock Warrants | Legacy ESS
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		450,153
Warrants issued (in shares)		0
Warrants exercised (in shares)		450,153
Warrants or rights at end of period (in shares)		0
Series B Preferred Warrants | Legacy ESS
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)	100,161	2,007,308
Warrants issued (in shares)		0
Warrants exercised (in shares)		2,007,308
Warrants or rights at end of period (in shares)		0
Series C-1 Preferred Warrants | Legacy ESS
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		103,107
Warrants issued (in shares)		0
Warrants exercised (in shares)		103,107
Warrants or rights at end of period (in shares)		0
Series C-2 Preferred Stock Warrants | Legacy ESS
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		22,021,284
Warrants exercised (in shares)		22,021,284